Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans
Federated’s long-term stock-incentive compensation has been provided for under the Stock Incentive Plan (the Plan), as amended and subsequently approved by shareholders from time to time. Share-based awards are granted to reward Federated’s employees and non-management directors who have contributed to the success of Federated and to provide incentive to increase their efforts on behalf of Federated. Since the Plan’s inception, a total of 27.1 million shares of Class B common stock have been authorized for granting share-based awards in the form of restricted stock, stock options or other share-based awards. As of December 31, 2013, 5.1 million shares are available under the Plan.
Share-based compensation expense was $20.6 million, $20.1 million and $19.0 million for the years ended December 31, 2013, 2012 and 2011, respectively. The associated tax benefits recorded in connection with share-based compensation expense was $7.7 million, $7.6 million and $7.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013, the maximum remaining unrecognized compensation expense related to share-based awards approximated $65 million which is expected to be recognized over a weighted-average period of approximately 6 years.
(a) Restricted Stock
Federated’s restricted stock awards represent shares of Federated Class B common stock that may be sold by the awardee only once the restrictions lapse, as dictated by the terms of the award. The awards are generally subject to graded vesting schedules that vary in length from three to ten years with a portion of the award vesting each year, as dictated by the terms of the award. For an award with a ten-year vesting period, the restrictions on the vested portion of the award typically lapse on approximately the award’s fifth- and tenth-year anniversaries. Certain restricted stock awards granted pursuant to a key employee bonus program have a three-year graded vesting schedule with restrictions lapsing at each vesting date. During the period of restriction, the recipient receives dividends on all shares awarded, regardless of their vesting status.
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2013:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2013	4,040,782	$21.24
Granted[1]	989,050	$24.25
Vested	(778,553)	$22.63
Forfeited	(118,905)	$22.14
Non-vested at December 31, 2013	4,132,374	$21.67

1
During 2013, Federated awarded 474,050 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2013, Federated awarded 515,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards' fifth- and tenth-year anniversaries.

Federated awarded 989,050 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $24.25 to employees during 2013; awarded 1,015,273 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $18.06 to employees during 2012; and awarded 1,011,876 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $19.97 to employees during 2011.
The total fair value of restricted stock vested during December 31, 2013, 2012 and 2011 was $18.5 million, $14.1 million and $15.4 million, respectively.
(b) Stock Options
The outstanding stock options as of December 31, 2013 were granted to non-management directors with exercise prices that equaled the market price of Federated’s Class B common stock on the grant dates. Nearly all of these stock options were awarded with no requisite service requirement, were immediately exercisable and expire no later than ten years after the grant date. Each vested option may be exercised for the purchase of one share of Class B common stock at the exercise price.

The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2013:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2013	54,750	$31.97
Expired unexercised	(2,250)	$27.22
Outstanding at December 31, 2013[1]	52,500	$32.18	2.8	$0

1	All stock options outstanding at December 31, 2013 were vested and exercisable.
There were no options exercised during the years ended December 31, 2013 and 2012. Total options exercised during the year ended December 31, 2011 were 603,418, with an intrinsic value of of $1.2 million.
There were no stock options granted in 2013, 2012 or 2011.
(c) Non-management Director Stock Award
Federated awarded 5,100, 4,500 and 4,500 shares of Federated Class B common stock to non-management directors in the second quarters of 2013, 2012 and 2011, respectively. There were no additional awards to non-management directors in 2013, 2012 or 2011.